Stockholders' Equity - Summary of Warrant Activities (Detail) - Common Stock Warrants [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Outstanding, Beginning Balance	1,181,776	1,117,663	964,572
Grants	153,347	67,238	182,605
Exercises	(641,743)	(3,125)	(29,514)
Expirations/cancellations	(540,033)
Outstanding, Ending balance	153,347	1,181,776	1,117,663